Related Party Notes (Details) - Scheduled of outstanding principal plus accrued interest and conversion premiums pursuant to the closing of the business combination - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination Segment Allocation [Line Items]
Net Carrying Value		$ 317,597
Amortization of Discounts & Fair Value Adjustments	1,113
Accrued Interest at Settlement	87,013
Borrowing	200
Cash Payments of Principal and Interest	(41,925)
Equity Settlements of Principal and Interest	(363,998)
Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	26,164
Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 12,673
Related party note [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	June 30, 2021
Contractual Interest Rates	12.00%
Net Carrying Value		220,690
Amortization of Discounts & Fair Value Adjustments	657
Accrued Interest at Settlement	73,448
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	(294,795)
Related party note [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement
Related party note [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 8,801
Related party note [Member] | June 30, 2021 [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	June 30, 2021
Contractual Interest Rates	12.00%
Net Carrying Value		19,196
Amortization of Discounts & Fair Value Adjustments
Accrued Interest at Settlement
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	(19,196)
Related party note [Member] | June 30, 2021 [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	7,256
Related party note [Member] | June 30, 2021 [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement
Related party note [Member] | Due on Demand [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	Due on Demand
Contractual Interest Rates	15.00%
Net Carrying Value		10,000
Amortization of Discounts & Fair Value Adjustments
Accrued Interest at Settlement	3,708
Borrowing
Cash Payments of Principal and Interest	(13,708)
Equity Settlements of Principal and Interest
Related party note [Member] | Due on Demand [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement
Related party note [Member] | Due on Demand [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 869
Related party notes – NPA tranche [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	October 9, 2021
Contractual Interest Rates	10.00%
Net Carrying Value		32,949
Amortization of Discounts & Fair Value Adjustments	$ 163
Accrued Interest at Settlement	5,728
Cash Payments of Principal and Interest	(27,593)
Equity Settlements of Principal and Interest	(11,247)
Related party notes – NPA tranche [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	4,257
Related party notes – NPA tranche [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 1,610
Related party notes – China various other [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	Due on Demand
Net Carrying Value		774
Amortization of Discounts & Fair Value Adjustments
Accrued Interest at Settlement
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	$ (774)
Related party notes – China various other [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Contractual Interest Rates	10.00%
Loss (Gain) at Settlement	$ 292
Related party notes – China various other [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Contractual Interest Rates	0%
Loss (Gain) at Settlement	$ 55
Related party notes – China other [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	Due on Demand
Contractual Interest Rates	8.99%
Net Carrying Value		1,407
Amortization of Discounts & Fair Value Adjustments	3
Accrued Interest at Settlement	44
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	(1,454)
Related party notes – China other [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	550
Related party notes – China other [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 41
Related party notes – Other [Member] | June 30, 2021 [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	June 30, 2021
Contractual Interest Rates	6.99%
Net Carrying Value		4,110
Amortization of Discounts & Fair Value Adjustments	50
Accrued Interest at Settlement
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	(4,160)
Related party notes – Other [Member] | June 30, 2021 [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	1,572
Related party notes – Other [Member] | June 30, 2021 [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 211
Related party notes – Other [Member] | Due on Demand [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	Due on Demand
Contractual Interest Rates	0.00%
Net Carrying Value		424
Amortization of Discounts & Fair Value Adjustments
Accrued Interest at Settlement
Borrowing	200
Cash Payments of Principal and Interest	(624)
Equity Settlements of Principal and Interest
Related party notes – Other [Member] | Due on Demand [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement
Related party notes – Other [Member] | Due on Demand [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement
Related party notes - Other 1 [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	June 30, 2021
Contractual Interest Rates	8.00%
Net Carrying Value		6,417
Amortization of Discounts & Fair Value Adjustments	35
Accrued Interest at Settlement	1,195
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	(7,647)
Related party notes - Other 1 [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	2,891
Related party notes - Other 1 [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 321
Related party notes - Other 2 [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	June 30, 2021
Contractual Interest Rates	1.52%,8.99%, 8.00%, 2.86%
Net Carrying Value		8,303
Amortization of Discounts & Fair Value Adjustments	137
Accrued Interest at Settlement	819
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	(9,259)
Related party notes - Other 2 [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	3,500
Related party notes - Other 2 [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 185
Related party notes - Other 3 [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	Due on Demand, June 30, 2021
Net Carrying Value		1,749
Amortization of Discounts & Fair Value Adjustments	$ 11
Accrued Interest at Settlement	378
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	$ (2,138)
Related party notes - Other 3 [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Contractual Interest Rates	6.99%
Loss (Gain) at Settlement	$ 808
Related party notes - Other 3 [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Contractual Interest Rates	8.99%
Loss (Gain) at Settlement	$ 65
Related party notes - Other 4 [Member]
Business Combination Segment Allocation [Line Items]
Contractual Maturity Date	June 30, 2021
Contractual Interest Rates	8.00%
Net Carrying Value		11,578
Amortization of Discounts & Fair Value Adjustments	57
Accrued Interest at Settlement	1,693
Borrowing
Cash Payments of Principal and Interest
Equity Settlements of Principal and Interest	(13,328)
Related party notes - Other 4 [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	5,038
Related party notes - Other 4 [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	515
Subtotal settlements in the Business Combination [Member]
Business Combination Segment Allocation [Line Items]
Net Carrying Value		$ 96,907
Amortization of Discounts & Fair Value Adjustments	456
Accrued Interest at Settlement	13,565
Borrowing	200
Cash Payments of Principal and Interest	(41,925)
Equity Settlements of Principal and Interest	(69,203)
Subtotal settlements in the Business Combination [Member] | Maximum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	26,164
Subtotal settlements in the Business Combination [Member] | Minimum [Member]
Business Combination Segment Allocation [Line Items]
Loss (Gain) at Settlement	$ 3,872